OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER INCOME
Gain on disposal of Property, plant and equipment	$ 16,005	$ 265,514	$ 1,984,547
Recovery AFIP claim			232,617
Recover PIS and COFINS credits (1)	6,744,341	40,281,550
Others	1,595,952	400,094	392,004
Total	$ 8,356,298	$ 40,947,158	$ 2,609,168